

CĪON Investment Corporation ("CĪON")

Portfolio Holdings: Q4 2013

As of December 31, 2013

CĪON Investment Management, LLC manages CĪON Investment Corporation ("CĪON"), which is currently offering up to 100,000,000 shares of common stock. This is neither an offer to sell nor a solicitation of an offer to buy the securities described herein. An offering is made only by the prospectus. This portfolio holdings fact sheet is sales and advertising literature and must be preceded or accompanied by and read in conjunction with the prospectus in order to understand fully all of the implications and risks of the offering of securities to which it relates. Additional copies of the prospectus may be obtained by contacting ICON Investments at 800.435.5697 or by visiting www.cioninvestmentcorp.com.

This portfolio holdings fact sheet reflects CĪON's holdings as of the date indicated above. There is no assurance that additional similar transactions will be available to CĪON or that CĪON's investment portfolio composition going forward will be as described herein. Please read the CĪON prospectus, including the "Risk Factors" section, prior to making any investment decision and consider the risks, charges, expenses, and the other important information described therein.

Risks and limitations include, but are not limited to, the following: collateral securing senior secured loans may decrease in value; investment concentration risk; returns may be adversely affected by slow economic recovery as well as the downgrade in the US credit rating; value uncertainty of portfolio investments; share repurchase price may be lower than initial purchase price; portion of distributions may be a return of capital; management decisions may be subject to conflicts of interest; limited liquidity of shares; interest rate fluctuations may negatively impact floating rate investments; magnified losses may result due to leveraging; possible significant fluctuation of net asset value.

CĪON Investment Corporation ("CĪON") is a non-traded business development company, or BDC, that focuses on middle market loans. CĪON seeks to generate current income, and to a lesser extent, capital appreciation. CĪON offers investors the opportunity to invest primarily in the senior secured debt of private and thinly-traded[1] U.S. middle market companies, which we define as U.S. companies with annual EBITDA[2] of $50 million or less.

APOLLO

CĪON intends to create value for investors by drawing on the experience and infrastructure of its adviser – CĪON Investment Management, LLC, an ICON Investments company – and its sub-adviser – Apollo Investment Management, L.P., a subsidiary of Apollo Global Management, LLC, a leading global alternative investment manager.

1. Thinly-traded companies are companies whose securities are typically traded in low volumes and often have a limited number of interested buyers and sellers.
2. Earnings before interest, taxes, depreciation and amortization.

SUITABILITY:

- Net worth of $70,000, plus $70,000 of annual gross income; or
- Net worth of $250,000

In addition to general suitability requirements, there are state-specific suitability requirements that must be met. For complete information, please refer to the suitability section of the prospectus. Net worth requirements are exclusive of home, home furnishings and automobiles.

INVESTMENT MINIMUM:

$5,000

INVESTMENT COMPOSITION[3]

- 1st Lien Senior Secured Loans......... 78.80%
- 2nd Lien Senior Secured Loans........ 17.58%
- Senior Secured Bonds......................... 0%
- Subordinated Debt......................... 2.06%
- Collateralized Securities.................. 1.56%
- Equity... 0%



FLOATING/FIXED RATE BREAKDOWN

- Floating Rate Investments.......100%
- Fixed Rate Investments...............0%



PORTFOLIO HOLDINGS

Please note that rates are not indicative of CĪON's performance.

COMPANY NAME	INDUSTRY	WEIGHTING[3]	RATE[4,5]	LIBOR FLOOR[6]	MATURITY DATE
1ST LIEN SENIOR SECURED LOANS: 78.80%					
Survey Sampling International, LLC	Services: Business	3.77%	LIBOR+4.50%	1.00%	12/12/2019
Travel Leaders Group, LLC	Services: Consumer	2.79%	LIBOR+6.00%	1.00%	12/5/2018
ABRA, Inc.	Automotive	2.44%	LIBOR+6.00%	1.25%	5/10/2018
Photonis Technologies SAS	Aerospace & Defense	2.41%	LIBOR+7.50%	1.00%	9/18/2019
inVentiv Health, Inc.	Healthcare & Pharmaceuticals	2.15%	LIBOR+6.00%	1.50%	8/4/2016
Ascensus, Inc.	Banking, Finance, Insurance & Real Estate	2.07%	LIBOR+4.00%	1.00%	12/2/2019
Aquilex, LLC	Chemicals, Plastics & Rubber	2.06%	LIBOR+4.00%	1.00%	12/31/2020
Arc Document Solutions, Inc.	Services: Business	2.03%	LIBOR+5.25%	1.00%	12/20/2018
Smile Brands Group, Inc.	Healthcare & Pharmaceuticals	2.03%	LIBOR+6.25%	1.25%	8/16/2019
SK Spice S.À.R.L	Chemicals, Plastics & Rubber	1.95%	LIBOR+8.25%	1.25%	9/30/2018
Opal Acquisition, Inc.	Healthcare & Pharmaceuticals	1.90%	LIBOR+4.00%	1.00%	11/27/2020
Hyperion Finance S.à.r.l.	Banking, Finance, Insurance & Real Estate	1.84%	LIBOR+4.75%	1.00%	10/17/2019
ILC Industries, LLC	Consumer Goods: Non-Durable	1.84%	LIBOR+6.50%	1.50%	7/11/2018
Azure Midstream Energy, LLC	Energy: Oil & Gas	1.81%	LIBOR+5.50%	1.00%	11/15/2018
Hemisphere Media Holdings, LLC	Media: Broadcasting & Subscription	1.79%	LIBOR+5.00%	1.25%	7/30/2020
Charming Charlie, LLC	Retail	1.78%	LIBOR+8.00%	1.00%	12/18/2019
The TOPPS Company, Inc.	Consumer Goods: Non-Durable	1.69%	LIBOR+6.00%	1.25%	10/2/2018
Insight Pharmaceuticals, LLC	Healthcare & Pharmaceuticals	1.64%	LIBOR+5.00%	1.25%	8/25/2016
Tervita	Environmental Industries	1.46%	LIBOR+5.00%	1.25%	5/15/2018
National Surgical Hospitals, Inc.	Healthcare & Pharmaceuticals	1.45%	LIBOR+4.50%	1.25%	8/1/2019
Packaging Coordinators, Inc.	Containers, Packaging & Glass	1.44%	LIBOR+4.25%	1.25%	5/10/2020
Steward Health Care System, LLC	Healthcare & Pharmaceuticals	1.43%	LIBOR+5.50%	1.25%	4/10/2020
Amneal Pharmaceuticals, LLC	Healthcare & Pharmaceuticals	1.40%	LIBOR+4.75%	1.00%	11/1/2019
Wastequip, LLC	Capital Equipment	1.24%	LIBOR+4.50%	1.00%	8/9/2019
Global Tel*Link Corporation	Services: Business	1.20%	LIBOR+3.75%	1.25%	5/23/2020
Salix Pharmaceuticals, Ltd.	Healthcare & Pharmaceuticals	1.18%	LIBOR+3.25%	1.00%	1/2/2020

COMPANY NAME	INDUSTRY	WEIGHTING[3]	RATE[4,5]	LIBOR FLOOR[6]	MATURITY DATE
1ST LIEN SENIOR SECURED LOANS: 78.80% (CONTINUED)					
VFH Parent, LLC	Banking, Finance, Insurance & Real Estate	1.08%	LIBOR+4.50%	1.25%	11/8/2019
Polyconcept Finance B.V.	Consumer Goods: Non-Durable	1.04%	LIBOR+4.75%	1.25%	6/28/2019
Lineage Logistics, LLC	Services: Business	1.03%	LIBOR+3.50%	1.00%	4/26/2019
Plano Molding Co., Inc.	Consumer Goods: Non-Durable	1.03%	LIBOR+4.25%	1.00%	10/11/2018
Grande Communications Networks, LLC	Telecommunications	1.03%	LIBOR+3.50%	1.00%	5/31/2020
W/S Packaging Group, Inc.	Containers, Packaging & Glass	1.03%	LIBOR+4.00%	1.00%	8/9/2019
Distribution International, Inc.	Construction & Building	1.02%	LIBOR+6.50%	1.00%	7/16/2019
Landslide Holdings, Inc.	Services: Business	1.02%	LIBOR+4.25%	1.00%	8/9/2019
ARG IH Corporation	Beverage, Food & Tobacco	0.99%	LIBOR+4.00%	1.00%	11/15/2020
SRA International	High Tech Industries	0.98%	LIBOR+5.25%	1.25%	7/20/2018
OCI Beaumont, LLC	Chemicals, Plastics & Rubber	0.96%	LIBOR+5.00%	1.25%	8/20/2019
Safe-Guard Products International LLC	Banking, Finance, Insurance & Real Estate	0.93%	LIBOR+6.00%	1.25%	12/21/2018
Herff Jones, Inc.	Consumer Goods: Non-Durable	0.85%	LIBOR+4.50%	1.00%	6/25/2019
Avaya, Inc.	Telecommunications	0.83%	LIBOR+6.75%	1.25%	3/31/2018
Tech Finance & Co. S.C.A.	Media: Broadcasting & Subscription	0.82%	LIBOR+6.00%	1.25%	7/11/2020
The Active Network, Inc.	High Tech Industries	0.81%	LIBOR+4.50%	1.00%	11/13/2020
F+W Media, Inc.	Media: Diversified & Production	0.79%	LIBOR+6.50%	1.25%	6/30/2019
Sutherland Global Services	Services: Business	0.79%	LIBOR+6.00%	1.25%	3/6/2019
Prowler Acquisition Corp.	Energy: Oil & Gas	0.79%	LIBOR+4.75%	1.25%	3/19/2019
Custom Ecology, Inc.	Environmental Industries	0.79%	LIBOR+5.50%	1.25%	6/26/2019
BBTS Borrower LP	Energy: Oil & Gas	0.77%	LIBOR+6.50%	1.25%	6/4/2019
Bluestem Brands, Inc.	Retail	0.75%	LIBOR+6.50%	1.00%	12/6/2018
Vince, LLC	Consumer Goods: Non-Durable	0.73%	LIBOR+5.00%	1.00%	11/27/2019
Mohegan Tribal Gaming Authority	Hotel, Gaming & Leisure	0.69%	LIBOR+4.50%	1.00%	11/19/2019
TriNet HR Corp.	Services: Business	0.69%	LIBOR+4.00%	1.00%	8/20/2020
Travelport, LLC	Hotel, Gaming & Leisure	0.68%	LIBOR+5.00%	1.25%	6/26/2019
Collision Holding Company, LLC	Automotive	0.64%	LIBOR+7.75%	1.25%	5/10/2018
Merrill Corp.	Services: Business	0.55%	LIBOR+6.25%	1.00%	3/8/2018
Cyanco Intermediate Corp.	Chemicals, Plastics & Rubber	0.52%	LIBOR+4.50%	1.00%	5/1/2020
Camp International Holding Company	Services: Business	0.51%	LIBOR+3.75%	1.00%	5/31/2019
Sprint Industrial Holdings, LLC	Energy: Oil & Gas	0.50%	LIBOR+5.75%	1.25%	5/14/2019
Peppermill Casinos, Inc.	Hotel, Gaming & Leisure	0.42%	LIBOR+6.00%	1.25%	11/9/2018
Westway Group	Services: Business	0.41%	LIBOR+4.00%	1.00%	2/27/2020
Captive Resources Midco, LLC	Banking, Finance, Insurance & Real Estate	0.41%	LIBOR+5.50%	1.25%	10/31/2018
WP CPP Holdings, LLC	Aerospace & Defense	0.39%	LIBOR+3.75%	1.00%	12/28/2019
CHI Overhead Doors	Construction & Building	0.39%	LIBOR+4.25%	1.25%	3/18/2019
Information Resources, Inc.	Services: Business	0.37%	LIBOR+3.75%	1.00%	9/30/2020
Digital Insight Corporation	Services: Business	0.32%	LIBOR+3.75%	1.00%	10/16/2019
Learfield Communications, Inc.	Media: Broadcasting & Subscription	0.31%	LIBOR+4.00%	1.00%	10/9/2020
Caraustar Industries, Inc.	Forest Products & Paper	0.30%	LIBOR+6.25%	1.25%	5/1/2019
H.D. Vest, Inc.	Banking, Finance, Insurance & Real Estate	0.24%	LIBOR+4.50%	1.25%	12/18/2018
SESAC Holdco II, LLC	Media: Broadcasting & Subscription	0.20%	LIBOR+4.00%	1.00%	2/8/2019
ATI Holdings, Inc.	Healthcare & Pharmaceuticals	0.20%	LIBOR+4.00%	1.25%	12/21/2019
Washington Inventory Services	Retail	0.20%	LIBOR+4.50%	1.25%	12/20/2018
Fender Musical Instruments Corp.	Consumer Goods: Non-Durable	0.19%	LIBOR+4.50%	1.25%	4/3/2019

COMPANY NAME	INDUSTRY	WEIGHTING[3]	RATE[4,5]	LIBOR FLOOR[6]	MATURITY DATE
2ND LIEN SENIOR SECURED LOANS: 17.58%					
Drew Marine Group, Inc.	Chemicals, Plastics & Rubber	2.07%	LIBOR+7.00%	1.00%	5/19/2021
Securus Technologies Holdings, Inc.	Telecommunications	1.84%	LIBOR+7.75%	1.25%	4/30/2021
Performance Food Group, Inc.	Beverage, Food & Tobacco	1.60%	LIBOR+5.25%	1.00%	11/14/2019
The Active Network, Inc.	High Tech Industries	1.18%	LIBOR+8.50%	1.00%	11/15/2021
Sheridan Holdings, Inc.	Healthcare & Pharmaceuticals	1.13%	LIBOR+7.25%	1.00%	12/20/2021
TriNet HR Corp.	Services: Business	1.03%	LIBOR+7.75%	1.00%	2/20/2021
Del Monte Foods, Inc.	Beverage, Food & Tobacco	0.95%	LIBOR+7.25%	1.00%	7/26/2021
TWCC Holding Corp.	Media: Broadcasting & Subscription	0.87%	LIBOR+6.00%	1.00%	6/26/2020
Camp International Holding Company	Services: Business	0.85%	LIBOR+7.25%	1.00%	11/30/2019
Deltek, Inc.	Services: Business	0.68%	LIBOR+8.75%	1.25%	10/10/2019
SESAC Holdco II, LLC	Media: Broadcasting & Subscription	0.63%	LIBOR+8.75%	1.25%	8/8/2019
WP CPP Holdings, LLC	Aerospace & Defense	0.60%	LIBOR+7.75%	1.00%	4/30/2021
Learfield Communications, Inc.	Media: Broadcasting & Subscription	0.60%	LIBOR+7.75%	1.00%	10/9/2021
Arysta LifeScience SPC LLC	Chemicals, Plastics & Rubber	0.49%	LIBOR+7.00%	1.25%	11/30/2020
Ion Trading Technologies S.Á R.L.	Banking, Finance, Insurance & Real Estate	0.42%	LIBOR+7.00%	1.25%	5/22/2021
Carestream Health, Inc.	Healthcare & Pharmaceuticals	0.42%	LIBOR+8.50%	1.00%	12/7/2019
H.D. Vest, Inc.	Banking, Finance, Insurance & Real Estate	0.35%	LIBOR+8.00%	1.25%	6/18/2019
GCA Services Group, Inc.	Services: Consumer	0.34%	LIBOR+8.00%	1.25%	11/1/2020
U.S. Renal Care, Inc.	Healthcare & Pharmaceuticals	0.29%	LIBOR+7.50%	1.00%	1/3/2020
Telecommunications Management, LLC	Media: Broadcasting & Subscription	0.23%	LIBOR+8.00%	1.00%	10/30/2020
Centaur Gaming	Hotel, Gaming & Leisure	0.21%	LIBOR+7.50%	1.25%	2/20/2020
Healogics, Inc.	Healthcare & Pharmaceuticals	0.21%	LIBOR+8.00%	1.25%	2/5/2020
LTS Buyer, LLC	Telecommunications	0.21%	LIBOR+6.75%	1.25%	4/12/2021
Sprint Industrial Holdings, LLC	Energy: Oil & Gas	0.21%	LIBOR+10.00%	1.25%	11/14/2019
Digital Insight Corporation	Services: Business	0.16%	LIBOR+7.75%	1.00%	10/16/2020
SENIOR SECURED BONDS: 0%					
SUBORDINATED DEBT: 2.06%					
JPMorgan Chase Bank, N.A. Credit Link Note	Banking, Finance, Insurance & Real Estate	2.06%	LIBOR+12.25%	None	12/20/2021
COLLATERALIZED SECURITIES: 1.56%					
Ivy Hill Middle Market Credit Fund VII, Ltd. Subordinated Notes	Banking, Finance, Insurance & Real Estate	0.80%	Residual	None	10/20/2025
Ivy Hill Middle Market Credit Fund VII, Ltd. Class E Notes	Banking, Finance, Insurance & Real Estate	0.76%	LIBOR+5.65%	None	10/20/2025
EQUITY: 0%					

3. Information is based on the relative fair value of the underlying portfolio holdings.
4. London Interbank Offered Rate, an interest rate at which banks can borrow funds, in marketable size, from other banks in the London interbank market.
5. Rate is the total interest rate on the loan, based on LIBOR plus a margin.
6. Loans with a LIBOR floor pay an interest rate of LIBOR plus a margin, so long as LIBOR remains above the specified floor level. If however, LIBOR falls below the floor, the interest rate is the floor level plus the applicable margin.

Data excludes short term investments, which represent highly liquid investments with original maturity dates of three months or less, and, on a look through basis, includes Total Return Swap ("TRS") reference assets, that are owned and held by a counterparty to the TRS agreement. Percentages represent approximate figures.